Segment Information (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Direct costs, general and administrative and other expenses	$ 1,078	$ 1,716	$ 2,262	$ 3,126	$ 7,139	$ 4,236
Sale of secure messaging licenses including impairment charge [Member]
Direct costs, general and administrative and other expenses					4,021
Corporate [Member]
Direct costs, general and administrative and other expenses					7,383	4,253
123Wish, Inc. [Member]
Direct costs, general and administrative and other expenses					869
Love Media House [Member]
Direct costs, general and administrative and other expenses					490
Browning Productions [Member]
Direct costs, general and administrative and other expenses					$ 12